REVENUES	12 Months Ended
Dec. 31, 2021
REVENUES
REVENUES
8.	REVENUES

Revenues consisted of the following:

	For the Year Ended December 31,
	2019	2020	2021
Information and analytics services
Data services	138,643	166,264	187,353
Analytics services	129,905	137,088	124,502

Subtotal	268,548	303,352	311,855
Marketplace services
Promotion services	244,154	301,962	309,098
Listing services	66,948	30,596	—

Subtotal	311,102	332,558	309,098

Total	579,650	635,910	620,953

8.	REVENUES (continued)

The Company adopted ASC Topic 606 as of January 1, 2018. The Company’s revenues are presented net of value-added tax collected on behalf of governments. The Company has elected to adopt the practical expedient for incremental costs to obtain a contract with a customer, i.e. sales commissions, with amortization periods of one year or less to be recorded in selling and marketing expenses when incurred.

Changes in the Company’s deferred revenue for the years ended December 31, 2019, 2020 and 2021 were presented in the following table:

	For the Year Ended December 31,
	2019	2020	2021
Deferred revenue as of the beginning of the year	143,254	203,531	224,141
Cash received in advance, net of VAT	544,140	579,623	566,125
Revenue recognized from opening balance of deferred revenue	(142,697)	(198,722)	(210,164)
Revenue recognized from deferred revenue arising during current year	(341,166)	(360,291)	(363,914)
Deferred revenue as of the end of the year	203,531	224,141	216,188

The Company has elected the practical expedient not to disclose the information about remaining performance obligations which are part of contracts that have an original expected duration of one year or less.